Share Repurchase Program - Additional Information (Details) ¥ in Millions		12 Months Ended
	Dec. 28, 2022	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 28, 2021 USD ($)
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, amount of shares authorized to be repurchased						$ 100,000,000
Share repurchase program, expiring date	Dec. 27, 2023
Cash consideration for shares repurchased		$ 23,000,000	¥ 160.1	$ 34,000,000	¥ 217.9
Shares repurchased weighted average price		$ 3.46		$ 5.94
Treasury Shares
Equity, Class of Treasury Stock [Line Items]
Repurchase of ordinary shares | shares		(6,541,148)	(6,541,148)	(5,699,315)	(5,699,315)